SHAREHOLDERS' EQUITY (Details Textual) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended		1 Months Ended		3 Months Ended	9 Months Ended	1 Months Ended
	Aug. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 16, 2014	Jun. 16, 2014	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2012	Mar. 22, 2010	Mar. 27, 2013	Jun. 26, 2010	Sep. 28, 2012
Shareholders Equity [Line Items]
Preferred stock, shares authorized		10,000,000		10,000,000		10,000,000	10,000,000				10,000,000
Preferred stock, par value (in dollars per share)		$ 0.001		$ 0.001		$ 0.001	$ 0.001				0.001
Preferred stock, share issued		7,000,100		7,000,100		7,000,100	10,000,000				10,000,000
Preferred stock, share outstanding		7,000,100		7,000,100		7,000,100	10,000,000				10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	10,101					30,021
Common Stock, Shares, Issued		16,881,638		16,881,638		13,899,196	10,101,500				10,101,500
Common Stock, Shares, Outstanding		16,881,638		16,881,638		13,899,196	10,101,500				10,101,500
Gains (Losses) on Extinguishment of Debt, Total		$ 33,693	$ 160,997	$ 275,086	$ 1,212,010	$ 1,318,947	$ 1,666,386
Adjustments to Additional Paid in Capital, Increase in Carrying Amount of Redeemable Preferred Stock							3,124,737
Stock Issued During Period, Value, New Issues							3,000
Common Stock, Shares Authorized		17,171,717		17,171,717		17,171,717	17,171,717				17,171,717
Professionals [Member]
Shareholders Equity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				319,269				202,020	117,248
Share based Compensation Arrangement By Share based Payment Award Shares Issued In Period Value				1,964,306
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price								$ 7.43	$ 4.26
Employee [Member]
Shareholders Equity [Line Items]
Share Issue Price		$ 4.26		$ 4.26
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		202,020	30,021	130,568	30,021
Share based Compensation Arrangement By Share based Payment Award Shares Issued In Period Value		1,500,000	133,744	555,827	133,744
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price		$ 7.43	$ 4.46	$ 7.43	$ 4.46
Pre Amendment [Member]
Shareholders Equity [Line Items]
Common Stock, Shares Authorized						13,131,313	10,101,010				10,101,010
Post Amendment [Member]
Shareholders Equity [Line Items]
Common Stock, Shares Authorized						17,171,717	13,131,313				13,131,313
Maximum [Member]
Shareholders Equity [Line Items]
Share Issue Price			$ 5.22		$ 5.22
Maximum [Member] | Professionals [Member]
Shareholders Equity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price		$ 7.43		$ 7.43
Minimum [Member]
Shareholders Equity [Line Items]
Share Issue Price			$ 3.56		$ 3.56
Minimum [Member] | Professionals [Member]
Shareholders Equity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price		$ 3.96		$ 3.96
Common Stock [Member]
Shareholders Equity [Line Items]
Issue of common stock for settlement of debts, Value		2,431,374	3,327,000	12,006,374	13,782,651	1,821,276	18,193,714
Issue of common stock for settlement of debts, shares		599,007	817,447	2,034,608	2,854,717	3,767,675	3,238,847
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period						30,021	91,515
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Price Of Stock						$ 4.46	$ 3.96
Share based Compensation Arrangement By Share based Payment Award Shares Issued In Period Value						133,744	362,400
Share Exchange Agreement Shares Exchangeable											3,000,000
Gains (Losses) on Extinguishment of Debt, Total		11,885	160,997	253,278	1,212,010		55,857					641,831	1,459,343
Description Of Public Offering										On March 28, 2013, the Company filed a prospectus related to a public offering of Common Stock of the Company for maximum aggregate gross proceeds of $26,250,000 within a period not to exceed 180 days from the date of this prospectus.
Adjustments to Additional Paid in Capital, Increase in Carrying Amount of Redeemable Preferred Stock							0
Stock Issued During Period, Value, New Issues							0
Common Stock [Member] | Maximum [Member]
Shareholders Equity [Line Items]
Share Issue Price		$ 4.06	$ 4.46	$ 4.06	$ 4.46	$ 6.14	$ 7.03				7.03
Common Stock [Member] | Minimum [Member]
Shareholders Equity [Line Items]
Share Issue Price		$ 3.96	$ 3.56	$ 3.96	$ 3.56	$ 3.66	$ 3.96				3.96
Treasury Stock [Member]
Shareholders Equity [Line Items]
Issue of common stock for settlement of debts, shares						0	0
Adjustments to Additional Paid in Capital, Increase in Carrying Amount of Redeemable Preferred Stock							0
Stock Issued During Period, Value, New Issues							0
Series A Preferred Stock [Member]
Shareholders Equity [Line Items]
Preferred stock, shares authorized		100		100		100	100				100			100
Preferred stock, par value (in dollars per share)		$ 0.001		$ 0.001		$ 0.001	$ 0.001				0.001			$ 0.001
Preferred stock, share issued		100		100		100	100				100			100
Preferred stock, share outstanding		100		100		100	100				100
Share Issue Price														$ 1
Shares Issued For Cash														100
Preferred Stock, Voting Rights														Each outstanding share of the Series A Preferred Stock shall represent its proportionate share of the 80%
Issue of common stock for settlement of debts, shares						0	0
Adjustments to Additional Paid in Capital, Increase in Carrying Amount of Redeemable Preferred Stock							0
Stock Issued During Period, Value, New Issues							0							100
Common Stock, Shares Authorized
Series B Preferred Stock [Member]
Shareholders Equity [Line Items]
Preferred stock, par value (in dollars per share)						$ 0.001	$ 0.001				0.001
Series B Convertible Preferred Stock [Member]
Shareholders Equity [Line Items]
Preferred stock, shares authorized		10,000,000		10,000,000		10,000,000	10,000,000				10,000,000			7,000,000
Preferred stock, par value (in dollars per share)		$ 0.001		$ 0.001		$ 0.001	$ 0.001				0.001			$ 0.001
Preferred stock, share issued		7,000,000		7,000,000		7,000,000	10,000,000				10,000,000					7,000,000
Preferred stock, share outstanding		7,000,000		7,000,000		7,000,000	10,000,000				10,000,000
Share Issue Price																$ 9.90
Issue of common stock for settlement of debts, shares						0	0
Share Exchange Agreement Shares Exchangeable											3,000,000
Number Of Preferred Stock Shares Cancelled															3,000,000
Adjustments to Additional Paid in Capital, Increase in Carrying Amount of Redeemable Preferred Stock							0
Stock Issued During Period, Value, New Issues							3,000
Common Stock, Shares Authorized
Series F Non Convertible Preferred Stock [Member]
Shareholders Equity [Line Items]
Preferred stock, shares authorized		1,000,000		1,000,000		1,000,000	1,000,000				1,000,000
Preferred stock, par value (in dollars per share)		$ 0.001		$ 0.001		$ 0.001	$ 0.001				0.001
Preferred stock, share issued		0		0		0	0				0
Preferred stock, share outstanding		0		0		0	0				0
Issue of common stock for settlement of debts, shares						0	0
Preferred Stock, Redemption Price Per Share		$ 3.40		$ 3.40			$ 3.40				3.40
Conversion of Stock, Shares Converted				100			100
Common Stock, Shares, Issued
Common Stock, Shares, Outstanding																	91,931,287
Stock Issuable For Dividends							924,180
Adjustments to Additional Paid in Capital, Increase in Carrying Amount of Redeemable Preferred Stock							0
Stock Issued During Period, Value, New Issues							0
Common Stock, Shares Authorized
Series F Non Convertible Preferred Stock [Member] | Common Stock [Member]
Shareholders Equity [Line Items]
Adjustments to Additional Paid in Capital, Increase in Carrying Amount of Redeemable Preferred Stock							$ 3,124,737